UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-6490

Dreyfus Premier Investment Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette Farragher, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	10 /31
Date of reporting period:	1/31/12

The following N-Q relates only to the Registrant’s series listed below and does not affect the other series of the Registrant, which has a different fiscal year end and, therefore, different N-Q reporting requirements.  A separate N-Q Form will be filed for this series, as appropriate.

                        DREYFUS PREMIER INVESTMENT FUNDS, INC.

                        - DREYFUS DIVERSIFIED INTERNATIONAL FUND

                        - DREYFUS DIVERSIFIED LARGE CAP FUND

                        - DREYFUS EMERGING ASIA FUND

                        - DREYFUS GREATER CHINA FUND

                        - DREYFUS SATELLITE ALPHA FUND

FORM N-Q

Item 1.                        Schedule of Investments.

                        (INSERT SCHEDULE OF INVESTMENTS HERE)

STATEMENT OF INVESTMENTS
Dreyfus Diversified International Fund
January 31, 2012 (Unaudited)

Registered Investment Companies--100.0%	Shares	Value ($)
Dreyfus Emerging Asia, Cl. I	985,968a,b	8,193,394
Dreyfus Emerging Markets Fund, Cl.
I	4,651,290b	48,094,338
Dreyfus International Equity Fund,
Cl. I	4,476,318b	115,533,780
Dreyfus International Value Fund,
Cl. I	6,687,166b	66,002,332
Dreyfus/Newton International
Equity Fund, Cl. I	5,857,567b	89,796,503
International Stock Fund, Cl. I	10,017,332b	128,722,717

Total Investments (cost $454,178,191)	100.0%	456,343,064
Liabilities, Less Cash and Receivables	(.0%)	(152,455)
Net Assets	100.0%	456,190,609

a Non-income producing security.
b Investment in affiliated mutual fund.

At January 31, 2012, net unrealized appreciation on investments was $2,164,873 of which $10,577,515 related to appreciated investment securities and $8,412,642 related to depreciated investment securities.

At January 31, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Mutual Funds: Foreign	100.0

† Based on net assets.

The following is a summary of the inputs used as of January 31, 2012 in valuing the fund's investments:

Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Mutual Funds	456,343,064	-	-	456,343,064

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange

Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Portfolio valuation: Investments are valued at the net asset value of each underlying fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. These securities are categorized as Level 1 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Diversified Large Cap Fund
January 31, 2012 (Unaudited)

Registered Investment Companies--99.5%	Shares	Value ($)
Dreyfus Appreciation Fund	24,378a	1,012,417
Dreyfus Research Growth Fund, Cl. Z	135,293a	1,282,582
Dreyfus Strategic Value Fund, Cl. I	42,868a	1,199,873
Dreyfus U.S. Equity Fund, Cl. I	82,143a	1,209,139
Dreyfus/The Boston Company Large
Cap Core Fund, Cl. I	27,140a	909,476

Total Investments (cost $5,117,198)	99.5%	5,613,487
Cash and Receivables (Net)	.5%	26,708
Net Assets	100.0%	5,640,195

a Investment in affiliated mutual fund.

At January 31, 2012, net unrealized appreciation on investments was $496,289 which was related to appreciated investment securities.

At January 31, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Mutual Funds: Domestic	99.5

† Based on net assets.

The following is a summary of the inputs used as of January 31, 2012 in valuing the fund's investments:

Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Mutual Funds	5,613,487	-	-	5,613,487

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange

Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Portfolio valuation: Investments are valued at the net asset value of each underlying fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. These securities are categorized as Level 1 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Emerging Asia Fund
January 31, 2012 (Unaudited)

Common Stocks--94.0%	Shares	Value ($)
China--31.7%
Agricultural Bank of China, Cl. H	4,500,000	2,222,351
Bank of China, Cl. H	5,150,000	2,211,327
China Construction Bank, Cl. H	1,439,000	1,152,269
China Shenhua Energy, Cl. H	126,000	554,021
China ZhengTong Auto Services Holdings	1,200,000a	1,253,336
CITIC Securities, Cl. H	1,125,000a	2,222,351
Evergrande Real Estate Group	3,960,000	1,879,076
Hilong Holding	2,941,000	549,876
Hunan Non-Ferrous Metal, Cl. H	6,764,000a	1,988,565
Ping An Insurance Group, Cl. H	225,000	1,781,362
Shanghai Friendship Group, Cl. B	404,865a	562,762
Zijin Mining Group, Cl. H	5,040,000	2,216,085
		18,593,381
Hong Kong--6.7%
China Foods	600,000	476,577
China State Construction International Holdings	3,108,000	2,464,663
Comba Telecom Systems Holdings	747,500	523,374
Sino Biopharmaceutical	1,628,000	455,529
		3,920,143
India--12.9%
Brushman India	293,046a	14,283
Country Club India	2,516,353	437,671
Hinduja Ventures	200,000	1,440,388
IDBI Bank	410,000	840,813
Jai Balaji Industries	425,000	368,743
Reliance Infrastructure	83,000	899,495
SREI Infrastructure Finance	650,000	429,214
Tata Motors	497,000	2,450,071
Yes Bank	100,000	668,318
		7,548,996
Indonesia--7.0%
Alam Sutera Realty	9,456,500	510,167
Indomobil Sukses Internasional	877,000a	1,463,293
Mitra Adiperkasa	1,251,000	793,181
Semen Gresik Persero	613,000	770,512
Surya Semesta Internusa	5,299,500	530,539
		4,067,692
Malaysia--1.7%
SapuraCrest Petroleum	630,000	1,006,509
Philippines--4.6%
Puregold Price Club	800,000	366,002
Security Bank	322,550	856,674
Semirara Mining	168,550	885,885
Universal Robina	484,960	606,695
		2,715,256
Singapore--2.2%
Sakari Resources	695,000	1,303,971
South Korea--14.2%
Hanjin Heavy Industries and Construction	45,500a	844,505
Hankook Tire	35,100a	1,401,375
Hynix Semiconductor	64,500a	1,541,661

Hyundai Mobis	2,850a	702,764
NHN	2,800a	528,420
PARTRON	49,000	571,416
S-Oil	16,500	1,791,962
Seegene	16,500a	942,983
		8,325,086
Taiwan--9.6%
Hon Hai Precision Industry	650,000	2,093,621
Largan Precision	63,000	1,354,221
Lumax International	486,000	947,772
Novatek Microelectronics	294,000	835,671
PChome Online	68,000	387,258
		5,618,543
Thailand--3.4%
Pruksa Real Estate, NVDR	1,465,900	673,105
Supalai, NVDR	2,860,000	1,303,994
		1,977,099
Total Common Stocks
(cost $56,715,503)		55,076,676

	Number of
Warrants--5.1%	Warrants	Value ($)
India
Microsec Financial Services (5/5/14)	800,000a	454,000
Prime Focus (10/24/12)	1,758,250a,b	2,042,712
PTC India Financial Services (10/24/12)	1,639,800a,b	492,329
Total Warrants
(cost $5,775,287)		2,989,041
Total Investments (cost $62,490,790)	99.1%	58,065,717
Cash and Receivables (Net)	.9%	542,081
Net Assets	100.0%	58,607,798

NVDR - Non Voting Depository Receipts

a Non-income producing security.
b The valuation of these securities has been determined in good faith by management under the direction of the Board of Directors. At January 31, 2012, the value of these securities amounted to $2,535,041 or 4.3 % of net assets.

At January 31, 2012, net unrealized depreciation on investments was $4,425,073 of which $5,494,109 related to appreciated investment securities and $9,919,182 related to depreciated At January 31, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Financial	30.2
Consumer Discretionary	20.5
Information Technology	15.0
Energy	10.4
Materials	9.1
Industrial	6.6
Consumer Staples	3.4
Health Care	2.4
Utilities	1.5
99.1

† Based on net assets.

At January 31, 2012, the fund held the following forward foreign currency exchange contracts: (Unaudited)

		Number	Foreign
Forward Currency		of	Currency			Unrealized
Exchange Contracts		Contracts	Amounts	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:
Philippines Peso,
Expiring
2/1/2012	a	1	9,612,456	224,590	224,145	(445)

Thai Baht,
Expiring
2/2/2012	a	1	700,000	22,653	22,635	(18)

Sales:				Proceeds ($)
Indonesian Rupiah,
Expiring
2/1/2012	a	1	964,080,398	107,001	107,239	(238)

						(701)

Counterparty:

a Standard Chartered Bank

The following is a summary of the inputs used as of January 31, 2012 in valuing the fund's investments:

			Level 3 -
		Level 2 - Other	Significant
Level 1 - Unadjusted		Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Foreign+	55,076,676	-	-	55,076,676
Warrants+	454,000	2,535,041	-	2,989,041
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts+	-	(701)	-	(701)

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange

Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.

When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments.

The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Greater China Fund
January 31, 2012 (Unaudited)

Common Stocks--93.9%	Shares	Value ($)
Consumer Discretionary--9.6%
AviChina Industry & Technology,
Cl. H	33,000,000	15,318,556
Belle International Holdings	3,115,000	5,060,926
China ZhengTong Auto Services
Holdings	13,501,500a	14,101,602
Lifestyle International Holdings	1,980,500	4,632,480
Maoye International Holdings	9,330,000a	2,261,731
Prada	1,000,000	4,783,825
		46,159,120
Consumer Staples--5.9%
China Agri-Industries Holdings	10,599,000	8,596,406
China Foods	10,740,000	8,530,734
Shanghai Friendship Group, Cl. B	8,082,796a	11,235,087
		28,362,227
Energy--3.9%
CNOOC	6,200,000	12,743,285
Hilong Holding	32,610,000	6,097,056
		18,840,341
Financial--36.4%
Agricultural Bank of China, Cl. H	51,900,000	25,631,117
Bank of China, Cl. H	60,200,000	25,848,903
Beijing Capital Land, Cl. H	33,432,000	7,544,002
China Construction Bank, Cl. H	29,200,000	23,381,687
China Life Insurance, Cl. H	6,110,000	18,002,334
China Minsheng Banking, Cl. H	9,500,000	8,783,026
CITIC Securities, Cl. H	12,065,500a	23,834,469
Evergrande Real Estate Group	45,000,000	21,353,139
Far East Horizon	6,524,000	6,267,172
Ping An Insurance Group, Cl. H	1,880,000	14,884,273
		175,530,122
Health Care--2.8%
China Medical System Holdings	6,815,000	4,455,282
Sino Biopharmaceutical	33,000,000	9,233,686
		13,688,968
Industrial--11.6%
AirTac International Group	1,439,000	7,246,675
China State Construction
International Holdings	34,632,000	27,463,386
Dalian Refrigeration, Cl. B	14,010,300	8,526,893
LK Technology Holdings	46,017,500	12,698,084
		55,935,038
Information Technology--7.9%
Baidu, ADR	93,200a	11,884,864
Hon Hai Precision Industry	4,600,000	14,816,392
PChome Online, Inc	707,000	4,026,346

Qihoo 360 Technology Co.	400,000		7,240,000
			37,967,602
Materials--12.7%
Bengang Steel Plates, Cl. B	393,196		123,709
China Resources Cement Holdings	6,726,000		4,856,756
China Shenhua Energy, Cl. H	1,100,000		4,836,692
Hunan Non-Ferrous Metal, Cl. H	50,492,000	a	14,844,269
Xinjiang Xinxin Mining Industry,
Cl. H	38,053,000		11,923,303
Zijin Mining Group, Cl. H	56,500,000		24,843,011
			61,427,740
Telecommunication Services--3.1%
China Unicom Hong Kong	3,600,000		6,628,757
Comba Telecom Systems Holdings	12,180,000		8,528,026
			15,156,783
Total Common Stocks
(cost $457,235,101)			453,067,941

	Number of
Warrants--4.3%	Warrants		Value ($)
Financial--3.2%
Haitong Securities, Cl. A
(11/1/12)	3,600,000	a	4,770,360
Ping An Insurance Group, Cl. A
(11/1/12)	1,740,000	a	10,573,980
			15,344,340
Health Care--1.1%
Jiangsu Hengrui Medicine, Cl. A
(11/1/12)	700,000	a	2,884,770
Jiangsu Yuyue Medical Equipment &
Supply, Cl. A (11/1/12)	880,000	a	2,460,480
			5,345,250
Total Warrants
(cost $23,334,756)			20,689,590

Total Investments (cost $480,569,857)	98.2%		473,757,531
Cash and Receivables (Net)	1.8%		8,796,904
Net Assets	100.0%		482,554,435

ADR - American Depository Receipts
a Non-income producing security.

At January 31, 2012, net unrealized depreciation on investments was $6,812,326 of which $54,797,162 related to appreciated investment securities and $61,609,488 related to depreciated investment securities.

At January 31, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Financial	39.6
Materials	12.7
Industrial	11.6
Consumer Discretionary	9.6

Information Technology	7.9
Consumer Staples	5.9
Energy	3.9
Health Care	3.9
Telecommunication Services	3.1
98.2

† Based on net assets.

At January 31, 2012, the fund held the following forward foreign currency exchange contracts: (Unaudited)

		Number	Foreign
Forward Currency		of	Currency			Unrealized
Exchange Contracts		Contracts	Amounts	Proceeds ($)	Value ($)	(Depreciation) ($)
Sales:

Hong Kong Dollar,
Expiring
2/1/2012	a	1	18,000,000	2,320,425	2,320,993	(568)

Counterparty:

a Standard Chartered Bank

The following is a summary of the inputs used as of January 31, 2012 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Foreign+	453,067,941	-	-	453,067,941
Warrants+	20,689,590	-	-	20,689,590
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	(568)	-	(568)

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange

Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.

When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments.

The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus India Fund
January 31, 2012 (Unaudited)

Common Stocks--107.8%	Shares	Value ($)
Consumer Discretionary--17.0%
Bata India	8,481	117,906
EIH	33,922	60,819
Hinduja Ventures	8,905	64,133
Prime Focus	54,000a	63,179
Reliance Broadcast Network	90,000a	99,201
Whirlpool of India	31,000a	109,185
		514,423
Consumer Staples--15.5%
Balrampur Chini Mills	60,000	59,217
Dhampur Sugar Mills	89,000	67,139
Gillette India	1,697	65,448
Godfrey Phillips India	1,442	84,283
Nestle India	1,400	119,939
VST Industries	2,969	72,362
		468,388
Energy--3.0%
Aban Offshore	10,000	90,201
Financial--23.9%
Canara Bank	7,633	72,571
Future Capital Holdings	14,417	38,284
IDBI Bank	38,162	78,261
IFCI	115,000	66,751
Indiabulls Real Estate	45,000	64,663
PTC India Financial Services	135,686	41,026
Punjab & Sind Bank	51,000	70,190
Reliance Capital	12,000	87,346
SREI Infrastructure Finance	80,000	52,826
State Bank of India	1,900	79,220
UCO Bank	52,767	73,423
		724,561
Health Care--12.6%
Merck	5,500a	68,226
Novartis India	9,000	119,515
Parabolic Drugs	106,005	72,785
Pfizer	5,000	120,493
		381,019
Industrial--11.0%
Escorts	25,000	41,132
Larsen & Toubro	3,800	100,739
MARG	27,000	49,391
Tata Motors	28,410	140,053
		331,315
Information Technology--4.4%
NIIT Technologies	15,265	64,539
Oracle Financial Services Software	1,697a	68,113

		132,652
Materials--6.7%
Coal India	7,600	50,293
Jai Balaji Industries	24,000	20,823
MOIL	25,000	132,774
		203,890
Utilities--13.7%
Gujarat State Petronet	56,966	96,028
Indiabulls Infrastructure and
Power	132,750b	5,779
NHPC	270,000	112,489
Reliance Infrastructure	8,600	93,201
SJVN	270,000	105,117
		412,614

Total Investments (cost $3,698,939)	107.8%	3,259,063
Liabilities, Less Cash and Receivables	(7.8%)	(236,163)
Net Assets	100.0%	3,022,900

a Non-income producing security.
b The valuation of this security has been determined in good faith by management under the direction of the Board of Directors.
At January 31, 2012, the value of this security amounted to $5,779 or .2% of net assets.

At January 31, 2012, net unrealized depreciation on investments was $439,876 of which $117,280 related to appreciated investment securities and $557,156 related to depreciated investment securities.

At January 31, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Financial	23.9
Consumer Discretionary	17.0
Consumer Staples	15.5
Utilities	13.7
Health Care	12.6
Industrial	11.0
Materials	6.7
Information Technology	4.4
Energy	3.0
107.8

† Based on net assets.

The following is a summary of the inputs used as of January 31, 2012 in valuing the fund's investments:

Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Foreign+	3,253,284	-	5,779	3,259,063

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange

Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Satellite Alpha Fund
January 31, 2012 (Unaudited)

Registered Investment Companies--98.5%	Shares	Value ($)
Dreyfus Emerging Markets Fund, Cl.
I	5,640a	58,318
Dreyfus Emerging Markets Debt
Local Currency Fund, Cl. I	8,389a	118,617
Dreyfus Global Absolute Return
Fund, Cl. I	18,554a,b	229,696
Dreyfus Global Real Estate
Securities Fund, Cl. I	10,391a	75,542
Dreyfus Inflation Adjusted
Securities Fund, Cl. I	5,476a	77,382
Dreyfus International Bond Fund,
Cl. I	4,629a	77,852
Dreyfus Natural Resources Fund,
Cl. I	3,828a,b	103,476
Dreyfus/The Boston Company
Emerging Markets Core Equity
Fund, Cl. I	3,003a	59,167

Total Investments (cost $754,678)	98.5%	800,050
Cash and Receivables (Net)	1.5%	11,890
Net Assets	100.0%	811,940

a Investment in affiliated mutual fund.
b Non-income producing security.

At January 31, 2012, net unrealized appreciation on investments was $45,372 of which $54,818 related to appreciated investment securities and $9,446 related to depreciated investment securities.

At January 31, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Mutual Funds: Foreign	76.2
Mutual Funds: Domestic	22.3
98.5

† Based on net assets.

The following is a summary of the inputs used as of January 31, 2012 in valuing the fund's investments:

Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Mutual Funds	800,050	-	-	800,050

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange

Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Portfolio valuation: Investments are valued at the net asset value of each underlying fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. These securities are categorized as Level 1 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Premier Investment Funds, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	March 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	March 27, 2011

By: /s/ James Windels
James Windels, Treasurer
Date:	March 27, 2011

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)